Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000129670
Average Annual Return [Line Items]
Average Annual Return, Percent	16.76%	8.23%		6.93%
Without Sales Load [Member] | C000129671
Average Annual Return [Line Items]
Average Annual Return, Percent	16.39%	7.95%		6.65%
Without Sales Load [Member] | C000169046
Average Annual Return [Line Items]
Average Annual Return, Percent	16.91%	8.41%	8.95%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%		12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%		12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%	14.41%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.73%	8.92%		7.21%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.73%	8.92%		7.21%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.73%	8.92%	9.13%